Business And Geographic Segment Information Business And Geographic Segment Information Business And Geographic Segment Information (Geographic Information, Long-lived Assets) (Details) - USD ($)
$ in Millions
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Segment Reporting Information [Line Items]
Plant assets, net of depreciation	$ 2,347	$ 2,318	$ 2,260
UNITED STATES
Segment Reporting Information [Line Items]
Plant assets, net of depreciation	1,942	1,844	1,804
AUSTRALIA
Segment Reporting Information [Line Items]
Plant assets, net of depreciation	232	306	317
Other Countries [Member]
Segment Reporting Information [Line Items]
Plant assets, net of depreciation	$ 173	$ 168	$ 139